Other disclosures - Schedule of remainder of financial assets and liabilities by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS
Financial assets held for trading	€ 176,921	€ 156,118	€ 116,953
Financial assets designated at fair value through profit or loss	9,773	8,989	15,957
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	5,713	5,536
Financial assets at fair value through other comprehensive income	1,761	1,941	2,453
Hedging derivatives	5,297	8,069	4,761
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(788)	(3,749)	410
TOTAL FINANCIAL ASSETS	198,874	177,081	146,070
FINANCIAL LIABILITIES
Financial liabilities held for trading	122,270	115,185	79,469
Financial liabilities designated at fair value through profit or loss	40,367	40,268	14,943
Hedging derivatives	7,656	9,228	5,463
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	55	(117)	248
TOTAL FINANCIAL LIABILITIES	170,348	164,564	100,123
Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	36,120	44,770	21,887
Financial assets designated at fair value through profit or loss	1,657	236	2,451
Non-trading financial assets mandatorily at fair value through profit or loss	591	164	116
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,188	2,200	368
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(237)	(734)	429
TOTAL FINANCIAL ASSETS	39,319	46,636	25,251
FINANCIAL LIABILITIES
Financial liabilities held for trading	73,257	51,621	26,142
Financial liabilities designated at fair value through profit or loss	23,190	25,180	4,809
Hedging derivatives	1,525	947	613
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(1)	11	45
TOTAL FINANCIAL LIABILITIES	97,971	77,759	31,609
3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	49,668	27,562	20,627
Financial assets designated at fair value through profit or loss	557	756	2,928
Non-trading financial assets mandatorily at fair value through profit or loss	153	214	49
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	412	1,076	857
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(225)	(498)	(11)
TOTAL FINANCIAL ASSETS	50,565	29,110	24,450
FINANCIAL LIABILITIES
Financial liabilities held for trading	12,127	12,012	9,234
Financial liabilities designated at fair value through profit or loss	7,583	3,984	1,187
Hedging derivatives	2,064	1,469	930
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(4)	(52)	16
TOTAL FINANCIAL LIABILITIES	21,770	17,413	11,367
1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	30,602	29,753	20,047
Financial assets designated at fair value through profit or loss	2,529	2,732	3,686
Non-trading financial assets mandatorily at fair value through profit or loss	71	265	127
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,535	1,356	748
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	156	(1,178)	(304)
TOTAL FINANCIAL ASSETS	34,893	32,928	24,304
FINANCIAL LIABILITIES
Financial liabilities held for trading	19,180	23,669	15,709
Financial liabilities designated at fair value through profit or loss	4,863	4,389	2,621
Hedging derivatives	1,577	3,650	1,667
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	36	(140)	58
TOTAL FINANCIAL LIABILITIES	25,656	31,568	20,055
3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	17,912	20,177	15,105
Financial assets designated at fair value through profit or loss	1,350	1,691	2,334
Non-trading financial assets mandatorily at fair value through profit or loss	80	70	67
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	937	1,451	1,270
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(402)	(1,036)	19
TOTAL FINANCIAL ASSETS	19,877	22,353	18,795
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,591	18,273	12,750
Financial liabilities designated at fair value through profit or loss	1,359	1,796	1,085
Hedging derivatives	878	1,159	824
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(5)	20	49
TOTAL FINANCIAL LIABILITIES	12,823	21,248	14,708
More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	42,619	33,856	39,287
Financial assets designated at fair value through profit or loss	3,680	3,574	4,558
Non-trading financial assets mandatorily at fair value through profit or loss	5,015	5,000	5,177
Financial assets at fair value through other comprehensive income	1,761	1,941	2,453
Hedging derivatives	1,225	1,986	1,518
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(80)	(303)	277
TOTAL FINANCIAL ASSETS	54,220	46,054	53,270
FINANCIAL LIABILITIES
Financial liabilities held for trading	7,115	9,610	15,634
Financial liabilities designated at fair value through profit or loss	3,372	4,918	5,241
Hedging derivatives	1,612	2,003	1,429
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	29	44	80
TOTAL FINANCIAL LIABILITIES	12,128	16,575	22,384
Derivatives
FINANCIAL LIABILITIES
Financial liabilities held for trading	50,589	64,891	53,566
Derivatives | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	8,147	7,749	4,485
Derivatives | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	9,486	9,671	7,583
Derivatives | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	17,990	22,479	14,868
Derivatives | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,060	16,955	11,912
Derivatives | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	4,906	8,037	14,718
Short positions
FINANCIAL LIABILITIES
Financial liabilities held for trading	26,174	22,515	12,236
Short positions | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	21,381	17,952	8,559
Short positions | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,288	888	1,290
Short positions | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	765	1,031	728
Short positions | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	531	1,071	743
Short positions | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	2,209	1,573	916
Deposits
FINANCIAL LIABILITIES
Financial liabilities held for trading	45,507	27,779	13,667
Financial liabilities designated at fair value through profit or loss	34,996	34,841	9,489
Deposits | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	43,729	25,920	13,098
Financial liabilities designated at fair value through profit or loss	22,688	25,017	4,683
Deposits | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,353	1,453	361
Financial liabilities designated at fair value through profit or loss	6,459	3,183	748
Deposits | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	425	159	113
Financial liabilities designated at fair value through profit or loss	3,223	3,278	753
Deposits | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	247	95
Financial liabilities designated at fair value through profit or loss	338	699	624
Deposits | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	2,288	2,663	2,681
Central banks
FINANCIAL LIABILITIES
Financial liabilities held for trading	7,808	5,757	1,038
Financial liabilities designated at fair value through profit or loss	1,209	1,740	607
Central banks | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	7,808	5,757	1,038
Financial liabilities designated at fair value through profit or loss	1,158	1,702	569
Central banks | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	51	38	38
Central banks | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Credit institutions
FINANCIAL LIABILITIES
Financial liabilities held for trading	17,862	9,796	6,488
Financial liabilities designated at fair value through profit or loss	1,735	1,958	1,064
Credit institutions | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	17,228	7,963	5,919
Financial liabilities designated at fair value through profit or loss	1,161	1,284	237
Credit institutions | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	209	1,435	361
Financial liabilities designated at fair value through profit or loss	57	129	487
Credit institutions | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	425	151	113
Financial liabilities designated at fair value through profit or loss	84	54	30
Credit institutions | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	247	95
Financial liabilities designated at fair value through profit or loss	61	87	178
Credit institutions | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	372	404	132
Customers
FINANCIAL LIABILITIES
Financial liabilities held for trading	19,837	12,226	6,141
Financial liabilities designated at fair value through profit or loss	32,052	31,143	7,818
Customers | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	18,693	12,200	6,141
Financial liabilities designated at fair value through profit or loss	20,369	22,031	3,877
Customers | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,144	18	0
Financial liabilities designated at fair value through profit or loss	6,351	3,016	223
Customers | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	8	0
Financial liabilities designated at fair value through profit or loss	3,139	3,224	723
Customers | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	277	612	446
Customers | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	1,916	2,259	2,549
Marketable debt securities
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	5,371	5,427	5,454
Marketable debt securities | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Financial liabilities designated at fair value through profit or loss	502	163	126
Marketable debt securities | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Financial liabilities designated at fair value through profit or loss	1,124	801	439
Marketable debt securities | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Financial liabilities designated at fair value through profit or loss	1,640	1,111	1,868
Marketable debt securities | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Financial liabilities designated at fair value through profit or loss	1,021	1,097	461
Marketable debt securities | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Financial liabilities designated at fair value through profit or loss	1,084	2,255	2,560
Other financial liabilities
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Other financial liabilities | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Other financial liabilities | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Other financial liabilities | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Other financial liabilities | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Other financial liabilities | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0
Derivatives
FINANCIAL ASSETS
Financial assets held for trading	56,328	67,002	54,292
Derivatives | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	8,777	7,631	4,943
Derivatives | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	10,551	9,983	7,426
Derivatives | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	17,775	23,156	12,285
Derivatives | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	9,532	15,533	11,980
Derivatives | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	9,693	10,699	17,658
Equity instruments
FINANCIAL ASSETS
Financial assets held for trading	15,057	10,066	15,077
Non-trading financial assets mandatorily at fair value through profit or loss	4,068	3,711	4,042
Financial assets at fair value through other comprehensive income	1,761	1,941	2,453
Equity instruments | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	15,057	10,066	15,077
Non-trading financial assets mandatorily at fair value through profit or loss	4,068	3,711	4,042
Financial assets at fair value through other comprehensive income	1,761	1,941	2,453
Debt securities
FINANCIAL ASSETS
Financial assets held for trading	62,124	41,403	26,750
Financial assets designated at fair value through profit or loss	3,095	2,542	2,516
Non-trading financial assets mandatorily at fair value through profit or loss	860	1,134	957
Debt securities | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	7,598	5,160	2,978
Financial assets designated at fair value through profit or loss	252	68	64
Non-trading financial assets mandatorily at fair value through profit or loss	41	6	4
Debt securities | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	18,315	13,357	8,585
Financial assets designated at fair value through profit or loss	77	77	142
Non-trading financial assets mandatorily at fair value through profit or loss	0	52	40
Debt securities | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	10,274	5,667	5,766
Financial assets designated at fair value through profit or loss	1,269	1,026	699
Non-trading financial assets mandatorily at fair value through profit or loss	57	52	4
Debt securities | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	8,137	4,193	2,869
Financial assets designated at fair value through profit or loss	690	599	700
Non-trading financial assets mandatorily at fair value through profit or loss	3	0	6
Debt securities | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	17,800	13,026	6,552
Financial assets designated at fair value through profit or loss	807	772	911
Non-trading financial assets mandatorily at fair value through profit or loss	759	1,024	903
Loans and advances
FINANCIAL ASSETS
Financial assets held for trading	43,412	37,647	20,834
Financial assets designated at fair value through profit or loss	6,678	6,447	13,441
Non-trading financial assets mandatorily at fair value through profit or loss	982	868	537
Loans and advances | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	19,745	31,979	13,966
Financial assets designated at fair value through profit or loss	1,405	168	2,387
Non-trading financial assets mandatorily at fair value through profit or loss	550	158	112
Loans and advances | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	20,802	4,222	4,616
Financial assets designated at fair value through profit or loss	480	679	2,786
Non-trading financial assets mandatorily at fair value through profit or loss	153	162	9
Loans and advances | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	2,553	930	1,996
Financial assets designated at fair value through profit or loss	1,260	1,706	2,987
Non-trading financial assets mandatorily at fair value through profit or loss	14	213	123
Loans and advances | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	243	451	256
Financial assets designated at fair value through profit or loss	660	1,092	1,634
Non-trading financial assets mandatorily at fair value through profit or loss	77	70	61
Loans and advances | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	69	65	0
Financial assets designated at fair value through profit or loss	2,873	2,802	3,647
Non-trading financial assets mandatorily at fair value through profit or loss	188	265	232
Central banks
FINANCIAL ASSETS
Financial assets held for trading	17,717	11,595	3,608
Financial assets designated at fair value through profit or loss	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	1,146	11,595	3,608
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss		0
Central banks | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	16,571	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss		0
Central banks | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss		0
Central banks | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss		0
Central banks | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss		0
Credit institutions
FINANCIAL ASSETS
Financial assets held for trading	14,061	16,502	10,397
Financial assets designated at fair value through profit or loss	459	673	3,152
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	10,861	13,650	5,607
Financial assets designated at fair value through profit or loss	26	6	1,138
Non-trading financial assets mandatorily at fair value through profit or loss		0
Credit institutions | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	2,076	2,852	3,982
Financial assets designated at fair value through profit or loss	22	181	1,476
Non-trading financial assets mandatorily at fair value through profit or loss		0
Credit institutions | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	1,079	0	808
Financial assets designated at fair value through profit or loss	3	23	205
Non-trading financial assets mandatorily at fair value through profit or loss		0
Credit institutions | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	45	0	0
Financial assets designated at fair value through profit or loss	15	4	10
Non-trading financial assets mandatorily at fair value through profit or loss		0
Credit institutions | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	393	459	323
Non-trading financial assets mandatorily at fair value through profit or loss		0
Customers
FINANCIAL ASSETS
Financial assets held for trading	11,634	9,550	6,829
Financial assets designated at fair value through profit or loss	6,219	5,774	10,289
Non-trading financial assets mandatorily at fair value through profit or loss	982	868	537
Customers | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	7,738	6,734	4,751
Financial assets designated at fair value through profit or loss	1,379	162	1,249
Non-trading financial assets mandatorily at fair value through profit or loss	550	158	112
Customers | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	2,155	1,370	634
Financial assets designated at fair value through profit or loss	458	498	1,310
Non-trading financial assets mandatorily at fair value through profit or loss	153	162	9
Customers | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	1,474	930	1,188
Financial assets designated at fair value through profit or loss	1,257	1,683	2,782
Non-trading financial assets mandatorily at fair value through profit or loss	14	213	123
Customers | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	198	451	256
Financial assets designated at fair value through profit or loss	645	1,088	1,624
Non-trading financial assets mandatorily at fair value through profit or loss	77	70	61
Customers | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	69	65	0
Financial assets designated at fair value through profit or loss	2,480	2,343	3,324
Non-trading financial assets mandatorily at fair value through profit or loss	€ 188	€ 265	€ 232